Share Based Compensation - Summary Of Share-Based Payment Arrangement, Activity (Detail) - $ / shares shares in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding at beginning of the period	4,874	5,554	5,554	6,742
Number of Options, Granted	400	1,400	1,700	1,700
Number of Options, Exercised	(50)	(303)	(1,904)	(2,799)
Number of Options, Expired/forfeited	0	(477)	(476)	(89)
Number of Options, Outstanding at end of the period	5,224	6,174	4,874	5,554
Number of Options, Vested at the end of the period	3,664	4,835	3,367	5,284
Weighted Averaged Exercise Price, Outstanding at beginning of the period	$ 9.67	$ 5.19	$ 5.19	$ 3.36
Weighted Averaged Exercise Price, Granted	25.62	15.2	15.39	9.21
Weighted Averaged Exercise Price, Exercised	5.12	3.29	2.75	3.22
Weighted Averaged Exercise Price, Expired/forfeited	0	5.48	5.48	7.09
Weighted Averaged Exercise Price, Outstanding at end of the period	10.94	7.53	9.67	5.19
Weighted Averaged Exercise Price, Vested at the end of the period	$ 8.02	$ 7.6	$ 7.3	$ 4.75